Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Finance Income and Finance Expenses

	2019	2018	2017
	(EUR’000)
Interest income	10,056	4,020	923
Exchange rate gains	7,747	20,694	—
Total finance income	17,803	24,714	923
Interest expense s	207	127	97
Lease interest	1,014	—	—
Exchange rate losses	—	—	13,659
Total finance expenses	1,221	127	13,756